Long-term Debt - Senior Unsecured Notes due 2026 (“Senior Notes”) (Details) $ in Thousands		12 Months Ended			24 Months Ended
	Aug. 09, 2021 USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023 USD ($)	Aug. 08, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Fair market value of borrowings				$ 377,831		$ 378,434
Long-term debt				$ 341,005		362,909
Senior Notes
Disclosure of detailed information about borrowings [line items]
Face value of senior notes	$ 300,000
Proceeds from issue of bonds, notes and debentures	$ 286,000
Borrowings, interest rate	6.875%
Borrowings, redemption amount, percentage of principal				1.034	1
Borrowings, redemption amount, percentage of the original aggregate amount					35.00%
Borrowings, redemption price as a percentage of the aggregate					106.90%
Fair market value of borrowings				$ 300,608		$ 298,107	$ 295,796
Long-term debt				$ 292,473
Senior Notes | Debt Discount And Transaction Costs Netting
Disclosure of detailed information about borrowings [line items]
Fair market value of borrowings	$ 14,000
Senior Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.90%
Senior Notes | Forecast
Disclosure of detailed information about borrowings [line items]
Borrowings, redemption amount, percentage of principal		1.000	1.017